TAXATION - Valuation allowance (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Beginning Balance	$ 49,148,842	¥ 342,164,400		¥ 401,743,718
Decrease in valuation allowance	(3,005,481)	(20,923,558)	$ 3,000,000	(59,579,318)	¥ 59,600,000
Ending Balance	$ 46,143,361	¥ 321,240,842	$ 49,148,842	¥ 342,164,400	¥ 401,743,718